Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (1,052,059)	$ (608,954)	$ 296,467
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	259,190	234,068	158,696
Provisions for doubtful recovery of prepayments to suppliers	8,435	66,225	2,338
Provisions (reversal of provisions) for doubtful recovery of accounts receivable	(9,645)	108,090	1,534
Inventory write-down	180,900	305,175	6,113
Provision for loss on firm purchase commitments	10,675	27,637	0
Impairment loss on property, plant and equipment	109,027	0	0
Impairment loss on intangible assets	25,255	0	0
Loss for write-down of assets held for sale to fair value less cost to sell	74,178	0	0
Deferred income tax expense (benefit)	6,878	(31,576)	31,908
Equity in (income) loss of associates and a jointly-controlled entity	2,295	787	(3,570)
Share-based compensation	8,904	9,927	11,044
Amortization of debt issuance costs and debt discounts	3,180	5,470	10,174
Gain on disposal of subsidiaries and a jointly-controlled entity	(7,239)	0	0
Gain on restructuring of payables	(10,510)	0	0
Change of fair value of interest rate swap contracts	10,154	0	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(234)	22	(364)
Changes in operating assets and liabilities, net of the effect of acquisition:
Pledged bank deposits related to purchase of inventory and other operating activities	250,800	(251,939)	(106,265)
Trade accounts receivable and bills receivable	145,339	(253,821)	(166,676)
Inventories	179,311	(443,550)	(44,759)
Prepayments to suppliers	4,808	(39,628)	(59,753)
Other assets	84,714	(1,110)	5,679
Other financial assets	0	670	6,603
Trade accounts payable and bills payable	(322,806)	594,339	390,744
Advance payments from customers	(119,254)	(224)	18,966
Income tax payable	5,229	(60,730)	17,260
Accrued expenses and other payables	152,092	48,017	14,029
Amount due from related parties	26,549	6,777	(6,379)
Amount due to related parties	13,750	2,345	(23,885)
Other financial liabilities	0	(154)	89
Net cash provided by (used in) operating activities	39,916	(286,968)	559,993
Cash flows from investing activities:
Purchase of land use rights	(3,574)	(90,421)	(89,416)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(106,742)	(982,352)	(577,132)
Pledged bank deposit related to purchase of property, plant and equipment	0	(41,662)	(293,227)
Release of pledged bank deposit related to purchase of property, plant and equipment	30,805	236,580	98,575
Cash received (paid) for disposal of subsidiaries	(665)	0	559
Cash paid for investment in an associate	(1,766)	(476)	0
Cash received for disposal of a jointly-controlled entity	3,706	0	0
Cash received for disposal of property, plant and equipment	35,197	0	0
Cash paid for short-term investment	0	0	(68,477)
Proceeds from disposal of short-term investment	0	68,947	0
Cash paid for acquisition of subsidiary, less cash acquired	(14,563)	(6,660)	0
Net cash used in investing activities	(57,602)	(816,044)	(929,118)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(49)	(56,168)	(136,798)
Pledged bank deposits released upon repayment of borrowings and payable due to a customer	110,530	92,889	13,454
Proceeds from new loans and borrowings	4,245,857	3,650,798	2,733,126
Repayment of loans and borrowings	(4,410,715)	(2,921,358)	(2,049,569)
Repayment of payable due to a customer	0	0	(131,616)
Repayment of short-term PRC notes	(63,639)	0	0
Proceeds from issuance of ordinary shares	21,765	167,329	18,029
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of ordinary shares	0	(110,559)	0
Payment of expenses relating to issuance of ordinary shares and convertible senior notes, RMB-denominated US$-settled senior notes and PRC notes	0	(6,769)	(4,894)
Payment of convertible senior notes redemption	0	(364,765)	(7,719)
Proceeds from issuance of RMB denominated US$-settled senior notes	0	258,657	0
Payment for repurchase of RMB denominated US$-settled senior notes	0	(8,223)	0
Proceeds from issuance of short-term and long-term PRC notes	0	142,837	0
Proceeds from sale-leaseback transaction	6,284	95,526	0
Receipt of deposit for capital leases	7,159	7,935	0
Payment of deposit for capital leases	0	(14,061)	0
Repayment of capital lease obligations	(36,552)	(52,393)	(38,299)
Payment of dividend to redeemable non-controlling interests	(8,749)	0	0
Purchase of non-controlling interests	(477)	(9,906)	(215,326)
Capital contribution from non-controlling interests	0	940	0
Proceeds from issuance of preferred shares by a subsidiary	0	240,000	0
Net cash provided by (used in) financing activities	(128,586)	1,138,499	180,388
Effect of foreign currency exchange rate changes on cash and cash equivalents	483	6,458	6,103
Net (decrease) increase in cash and cash equivalents	(145,789)	41,945	(182,634)
Cash and cash equivalents at beginning of year	244,072	202,127	384,761
Cash and cash equivalents at end of year	98,283	244,072	202,127
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	236,929	191,047	85,328
Income tax paid (refund)	(4,018)	95,152	16,478
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	348,296	478,197	404,557
Payable for capital lease	6,284	82,204	0
Payable for purchase of non-controlling interests	477	0	9,906
Settlement of consideration for disposal of a jointly-controlled entity against prepayments received (Note 9)	$ 39,453	$ 0	$ 0